Derivative Financial Instruments (Schedule of Gain (Loss) Recorded in OCI Related to Derivative Instruments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification of derivative loss to interest expense			$ 3,126
Net changes in cash flow hedges, Income tax effect		$ (47)	(649)	$ (711)
Net changes in cash flow hedges, net of tax	[1]	338	4,542	4,975
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives		$ 385	$ 2,065	$ 5,686

[1]	During the year ended December 31, 2015, we did not reclassify any amounts from AOCI to our Consolidated Income Statement. During the year ended December 31, 2014, we reclassified $3.1 million from AOCI to interest expense in our Consolidated Income Statement. During the year ended December 31, 2013, we entered into interest rate swaps for which we applied cash flow hedge accounting treatment and no amounts were reclassified from AOCI to our Consolidated Income Statement.